AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.0%
Health Care - 19.0%
Health Care Equipment & Supplies - 6.2%
Abbott Laboratories	28,890	$2,309,467
Danaher Corp.	19,760	2,608,715
Koninklijke Philips NV	31,250	1,276,798
West Pharmaceutical Services, Inc.	16,720	1,842,544

		8,037,524

Health Care Providers & Services - 3.4%
Apollo Hospitals Enterprise Ltd.	138,570	2,465,567
UnitedHealth Group, Inc.	7,890	1,950,881

		4,416,448

Health Care Technology - 1.2%
Medidata Solutions, Inc. (a)	21,639	1,584,840

Life Sciences Tools & Services - 7.8%
Bio-Rad Laboratories, Inc.-Class A (a)	9,330	2,851,994
Bruker Corp.	48,690	1,871,644
Gerresheimer AG	29,770	2,240,864
ICON PLC (a)	8,820	1,204,636
Tecan Group AG	8,470	2,000,380

		10,169,518

Pharmaceuticals - 0.4%
Vectura Group PLC (a)	465,840	433,325

		24,641,655

Financials - 15.7%
Banks - 4.0%
Bank Mandiri Persero Tbk PT (a)	2,727,500	1,431,238
Credicorp Ltd.	9,730	2,334,714
HDFC Bank Ltd.	41,460	1,387,825

		5,153,777

Capital Markets - 5.8%
Charles Schwab Corp. (The)	46,140	1,972,946
MSCI, Inc.-Class A	16,780	3,336,535
Partners Group Holding AG	2,960	2,153,289

		7,462,770

Consumer Finance - 1.2%
Bharat Financial Inclusion Ltd. (a)	96,670	1,580,408

Insurance - 2.9%
AIA Group Ltd.	258,200	2,581,940
Prudential PLC	59,860	1,199,922

		3,781,862

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp., Ltd.	83,830	2,375,876

		20,354,693

Company	Shares	U.S. $ Value
Information Technology - 14.7%
Electronic Equipment, Instruments & Components - 2.3%
Horiba Ltd.	22,900	$1,277,076
Keyence Corp.	2,800	1,750,546

		3,027,622

IT Services - 3.2%
Visa, Inc.-Class A	21,070	3,290,923
Wirecard AG	7,320	919,559

		4,210,482

Semiconductors & Semiconductor Equipment - 3.0%
Infineon Technologies AG	103,030	2,045,395
NVIDIA Corp.	9,948	1,786,263

		3,831,658

Software - 4.7%
Dassault Systemes SE	14,940	2,226,786
Microsoft Corp.	20,800	2,453,152
SailPoint Technologies Holding, Inc. (a)	47,890	1,375,401

		6,055,339

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	10,555	2,004,922

		19,130,023

Industrials - 13.7%
Aerospace & Defense - 1.4%
Hexcel Corp.	26,649	1,843,045

Building Products - 2.2%
Kingspan Group PLC	62,400	2,891,421

Commercial Services & Supplies - 1.4%
China Everbright International Ltd.	1,811,407	1,845,042

Electrical Equipment - 3.7%
Schneider Electric SE	25,840	2,028,144
Vestas Wind Systems A/S	32,970	2,778,915

		4,807,059

Industrial Conglomerates - 1.3%
Siemens AG	15,800	1,699,171

Machinery - 2.6%
Xylem, Inc./NY	41,950	3,315,728

Professional Services - 1.1%
Recruit Holdings Co., Ltd.	47,300	1,356,112

		17,757,578

Consumer Discretionary - 9.0%
Auto Components - 1.7%
Aptiv PLC	28,050	2,229,694

Diversified Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	17,410	2,212,985

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 4.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	11,950	$2,180,277
Amazon.com, Inc. (a)	1,373	2,444,970
Etsy, Inc. (a)	21,930	1,474,135

		6,099,382

Textiles, Apparel & Luxury Goods - 0.9%
EssilorLuxottica SA	11,027	1,204,588

		11,746,649

Consumer Staples - 7.2%
Food Products - 2.0%
Kerry Group PLC-Class A	23,840	2,660,882

Household Products - 3.6%
Procter & Gamble Co. (The)	18,660	1,941,573
Unicharm Corp.	81,700	2,708,533

		4,650,106

Personal Products - 1.6%
Unilever PLC	35,360	2,035,413

		9,346,401

Utilities - 4.8%
Multi-Utilities - 1.0%
Suez	98,960	1,311,009

Water Utilities - 3.8%
American Water Works Co., Inc.	29,839	3,111,014
Beijing Enterprises Water Group Ltd. (a)	2,920,000	1,806,363

		4,917,377

		6,228,386

Materials - 4.3%
Chemicals - 4.3%
Ecolab, Inc.	17,410	3,073,562
Koninklijke DSM NV	23,630	2,577,672

		5,651,234

Communication Services - 2.9%
Interactive Media & Services - 2.9%
Alphabet, Inc.-Class C (a)	2,047	2,401,765
Tencent Holdings Ltd.	29,900	1,375,035

		3,776,800

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
SBA Communications Corp. (a)	10,910	2,178,291

Total Common Stocks (cost $88,302,501)		120,811,710

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.7%
Investment Companies - 5.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $7,368,595)	7,368,595	$7,368,595

Total Investments Before Security Lending Collateral for Securities Loaned - 98.7% (cost $95,671,096)		128,180,305

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $1,014,187)	1,014,187	1,014,187

Total Investments - 99.5% (cost $96,685,283) (f)		129,194,492
Other assets less liabilities - 0.5%		697,072

Net Assets - 100.0%		$129,891,564

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	860	ZAR	12,500	6/18/19	$(2,073)
Barclays Bank PLC	BRL	4,122	USD	1,058	4/02/19	5,039
Barclays Bank PLC	USD	1,103	BRL	4,122	4/02/19	(50,053)
Barclays Bank PLC	USD	1,912	KRW	2,150,271	5/16/19	(19,180)
Barclays Bank PLC	USD	530	RUB	35,119	5/16/19	2,019
Barclays Bank PLC	USD	1,504	TWD	46,350	6/10/19	2,040
Barclays Bank PLC	EUR	12,237	USD	13,875	6/17/19	59,765
Barclays Bank PLC	USD	3,488	CAD	4,674	6/17/19	15,859
Barclays Bank PLC	INR	25,209	USD	360	7/16/19	1,848
Barclays Bank PLC	INR	415,817	USD	5,873	7/16/19	(37,730)
Barclays Bank PLC	USD	1,369	INR	95,437	7/16/19	(12,278)
BNP Paribas SA	HKD	7,310	USD	934	6/17/19	256
BNP Paribas SA	JPY	180,210	USD	1,637	6/17/19	1,237
Citibank, NA	JPY	60,387	USD	551	6/17/19	2,605
Citibank, NA	USD	2,334	AUD	3,300	6/17/19	12,687
Citibank, NA	USD	2,638	GBP	2,013	6/17/19	(6,705)
Citibank, NA	USD	3,239	JPY	357,317	6/17/19	4,318
Natwest Markets PLC	PEN	7,140	USD	2,148	5/23/19	1,773
Natwest Markets PLC	USD	834	SEK	7,682	6/17/19	(3,413)
Standard Chartered Bank	BRL	4,122	USD	1,064	4/02/19	11,512
Standard Chartered Bank	USD	1,058	BRL	4,122	4/02/19	(5,039)
Standard Chartered Bank	CNY	2,415	USD	360	4/17/19	505
Standard Chartered Bank	CNY	15,924	USD	2,344	4/17/19	(26,495)
Standard Chartered Bank	USD	548	CNY	3,683	4/17/19	(279)
Standard Chartered Bank	USD	1,062	BRL	4,122	5/03/19	(11,537)
State Street Bank & Trust Co.	CHF	224	USD	227	6/17/19	126
State Street Bank & Trust Co.	CHF	340	USD	340	6/17/19	(4,006)
State Street Bank & Trust Co.	EUR	286	USD	324	6/17/19	1,306

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	116,720	USD	1,054	6/17/19	$(5,389)
State Street Bank & Trust Co.	MXN	3,820	USD	196	6/17/19	2,052
State Street Bank & Trust Co.	SEK	2,700	USD	289	6/17/19	(3,002)
State Street Bank & Trust Co.	USD	137	AUD	192	6/17/19	11
State Street Bank & Trust Co.	USD	162	CAD	214	6/17/19	(1,292)
State Street Bank & Trust Co.	USD	1,496	EUR	1,309	6/17/19	(18,428)
State Street Bank & Trust Co.	USD	287	GBP	216	6/17/19	(4,575)
State Street Bank & Trust Co.	USD	315	HKD	2,469	6/17/19	(79)
State Street Bank & Trust Co.	USD	479	MXN	9,452	6/17/19	1,714
State Street Bank & Trust Co.	USD	255	NOK	2,208	6/17/19	1,701
State Street Bank & Trust Co.	USD	293	SEK	2,700	6/17/19	(767)

						$(83,947)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,212,067 and gross unrealized depreciation of investments was $(2,786,805), resulting in net unrealized appreciation of $32,425,262.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

44.8%	United States
6.1%	India
5.6%	China
5.5%	Japan
5.4%	Germany
5.3%	France
5.3%	Ireland
3.2%	Switzerland
3.0%	Netherlands
2.9%	United Kingdom
2.2%	Denmark
2.0%	Hong Kong
1.8%	Peru
1.1%	Indonesia
5.8%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$16,224,721		$8,416,934		$	– 0	–	$24,641,655
Financials	9,032,020		11,322,673			– 0	–	20,354,693
Information Technology	10,910,661		8,219,362			– 0	–	19,130,023
Industrials	5,158,773		12,598,805			– 0	–	17,757,578
Consumer Discretionary	10,542,061		1,204,588			– 0	–	11,746,649
Consumer Staples	4,602,455		4,743,946			– 0	–	9,346,401
Utilities	4,422,023		1,806,363			– 0	–	6,228,386
Materials	3,073,562		2,577,672			– 0	–	5,651,234
Communication Services	2,401,765		1,375,035			– 0	–	3,776,800
Real Estate	2,178,291		– 0	–		– 0	–	2,178,291
Short-Term Investments	7,368,595		– 0	–		– 0	–	7,368,595
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,014,187		– 0	–		– 0	–	1,014,187
Total Investments in Securities	76,929,114		52,265,378	(a)		– 0	–	129,194,492
Other Financial Instruments (b):						– 0	–
Assets:						– 0	–
Forward Currency Exchange Contracts	– 0	–	128,373			– 0	–	128,373
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(212,320)			– 0	–	(212,320)

Total	$76,929,114		$52,181,431		$	– 0	–	$129,110,545

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,718	$9,536	$4,886	$7,368	$20
Government Money Market Portfolio*	1,997	1,784	2,767	1,014	1

Total	$4,715	$11,320	$7,653	$8,382	$21

*	Investments of cash collateral for securities lending transactions